Property and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property and equipment [Abstract]
Schedule of Property and Equipment
(In thousands)	December 31, 2016	December 31, 2017
Servers and network equipment	42,597	49,582
Computer equipment	1,538	1,785
Furniture, fixtures and office equipment	845	850
Motor vehicles	299	273
Leasehold improvements	2,793	3,157
Total original costs	48,072	55,647
Less: Accumulated depreciation	(27,650)	(35,459)
Less: Impairment	—	(20)
Sub-total	20,422	20,168
Construction in progress	574	4,517
Total	20,996	24,685

Summary of Depreciation Expense
(In thousands)	December 31, 2015	December 31, 2016	December 31, 2017
Cost of revenues	4,873	5,848	7,647
General and administrative expenses	628	306	277
Sales and marketing expenses	7	5	—
Research and development expenses	8	6	24
Total	5,516	6,165	7,948